Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,787,500
Total Fee Amount	1,489.75
Total Offset Amount	0
Net Fee	$ 1,489.75
Offset Table N/A	N/A